Apr. 29, 2020

GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class R Shares, and Class R6 Shares of the

Goldman Sachs Absolute Return Tracker Fund

(the “Fund”)

Supplement dated July 29, 2020 to the Multi-Class Prospectus (the “Prospectus”) dated

April 29, 2020, as supplemented to date

Effective immediately, the Fund’s Prospectus is revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Absolute Return Tracker Fund—Summary—Fees and Expenses of the Fund” section of the Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.64%		0.64%	0.64%		0.64%		0.64%		0.64%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None
Other Expenses	0.22%		0.47%	0.09%		0.22%		0.22%		0.08%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e
All Other Expenses	0.22%		0.22%	0.09%		0.22%		0.22%		0.08%
Acquired Fund Fees and Expenses	0.13%		0.13%	0.13%		0.13%		0.13%		0.13%
Total Annual Fund Operating Expenses[2]	1.24%		1.99%	0.86%		0.99%		1.49%		0.85%
Fee Waiver and Expense Limitation[3]	(0.15)%		(0.15)%	(0.15)%		(0.15)%		(0.15)%		(0.15)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.09%		1.84%	0.71%		0.84%		1.34%		0.70%
[2]
The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”

[3]
The Investment Adviser has agreed to: (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fees it earns as an investment adviser to the affiliated funds in which the Fund invests, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in affiliated funds; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by the ART Subsidiary (as defined below) at an annual rate of 0.42% of the ART Subsidiary’s average daily net assets; and (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest expenses on short sales, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.014% of the Fund’s average daily net assets. The management fee waiver arrangement with respect to the ART Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the ART Subsidiary is in place. The other management fee waiver and expense limitation arrangements will remain in effect through at least April 29, 2021, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the “Goldman Sachs Absolute Return Tracker Fund—Summary—Expense Example” section of the Prospectus:

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class C, Institutional, Investor, Class R and/or Class R6 Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver and expense limitation arrangements for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A Shares	$655	$908	$1,180	$1,955

Class C Shares
– Assuming complete redemption at end of period	$287	$610	$1,059	$2,305
– Assuming no redemption	$187	$610	$1,059	$2,305

Institutional Shares	$73	$259	$462	$1,047

Investor Shares	$86	$300	$532	$1,199

Class R Shares	$136	$456	$799	$1,767
Class R6 Shares	$72	$256	$457	$1,035